UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2018

Date of reporting period: August 31, 2018

Item 1. Schedule of Investments.

Gerstein Fisher Multi-Factor® Growth Equity Fund
Schedule of Investments
August 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.79%
Accommodation - 0.74%
Marriott International, Inc. - Class A	8,899	$1,125,457
Penn National Gaming, Inc. (a)	27,323	941,551
Wyndham Hotels & Resorts, Inc.	2,287	129,787
Wyndham Destinations, Inc.	2,287	101,085
		2,297,880
Administrative and Support Services - 3.66%
AECOM (a)	700	23,548
Booking Holdings, Inc. (a)	1,077	2,101,819
Broadridge Financial Solutions, Inc.	987	133,383
Curo Group Holdings Corp. (a)	9,713	299,743
MasterCard, Inc. - Class A	38,857	8,376,015
PayPal Holdings, Inc. (a)	3,190	294,533
Perspecta, Inc.	8,425	195,966
		11,425,007
Air Transportation - 2.13%
American Airlines Group, Inc.	293	11,860
Delta Air Lines, Inc.	2,008	117,428
Southwest Airlines Co.	90,083	5,522,088
United Continental Holdings, Inc. (a)	11,495	1,004,893
		6,656,269
Ambulatory Health Care Services - 3.27%
Amedisys, Inc. (a)	60,350	7,544,353
Chemed Corp.	7,375	2,386,108
Genomic Health, Inc. (a)	4,408	269,637
		10,200,098
Amusement, Gambling, and Recreation Industries - 0.01%
Global Payments, Inc.	302	37,623

Apparel Manufacturing - 1.12%
Michael Kors Holdings Ltd. (a)(b)	25,676	1,864,591
VF Corp.	17,664	1,627,384
		3,491,975
Beverage and Tobacco Product Manufacturing - 1.46%
Altria Group, Inc.	7,548	441,709
Coca-Cola Co.	8,071	359,724
Coca-Cola European Partners PLC (b)	8,088	344,872
MGP Ingredients, Inc. (c)	4,771	367,892
National Beverage Corp. (a)	427	50,318
PepsiCo, Inc.	22,578	2,528,962
Philip Morris International, Inc.	5,804	452,074
		4,545,551
Broadcasting (except Internet) - 0.87%
CBS Corp. - Class B	3,848	204,021
Comcast Corp. - Class A	12,847	475,211
Discovery, Inc. - Class A (a)(c)	23,775	661,658
Discovery, Inc. - Class C (a)	14,742	377,985
Liberty Latin America Ltd. (a)(b)	72	1,413
Walt Disney Co.	9,007	1,008,964
		2,729,252
Building Material and Garden Equipment and Supplies Dealers - 3.14%
Home Depot, Inc.	42,020	8,436,355
Lowe's Cos, Inc.	12,472	1,356,330
		9,792,685
Chemical Manufacturing - 8.23%
Abbott Laboratories	11,753	785,571
AbbVie, Inc.	34,524	3,313,614
Allergan PLC (b)	80	15,337
Celgene Corp. (a)	10,506	992,292
Chemours Co.	34,487	1,503,633

Corcept Therapeutics, Inc. (a)(c)	91,003	1,366,865
DowDuPont, Inc.	742	52,036
Emergent BioSolutions, Inc. (a)	4,575	283,650
Enanta Pharmaceuticals, Inc. (a)	2,479	225,416
Gilead Sciences, Inc.	34,148	2,586,028
Innophos Holdings, Inc.	493	21,549
Johnson & Johnson	20,281	2,731,648
Kimberly-Clark Corp.	209	24,148
Kronos Worldwide, Inc.	27,126	546,046
LyondellBasell Industries NV - Class A (b)	15,131	1,706,474
Medifast, Inc.	1,851	423,416
Myriad Genetics, Inc. (a)	4,165	207,375
OMNOVA Solutions, Inc. (a)	2,846	25,756
Supernus Pharmaceuticals, Inc. (a)	549	24,321
Trex Co, Inc. (a)	5,552	470,254
Trinseo SA (b)	92,329	7,123,182
Vertex Pharmaceuticals, Inc. (a)	6,985	1,288,034
		25,716,645
Clothing and Clothing Accessories Stores - 1.49%
Children's Place, Inc.	12,698	1,787,243
Ross Stores, Inc.	7,942	760,685
TJX Companies, Inc.	19,072	2,097,348
		4,645,276
Computer and Electronic Product Manufacturing - 13.85%
Alphabet, Inc. - Class C (a)	5,507	6,708,572
Apple, Inc.	75,665	17,223,624
Ciena Corp. (a)	971	30,664
Cirrus Logic, Inc. (a)	243	10,680
Cutera, Inc. (a)	18,702	635,868
Dell Technologies, Inc. - Class V (a)	2,630	252,927
Harris Corp.	6,496	1,055,665
Harvard Bioscience, Inc. (a)	6,087	36,218
Intel Corp.	62,048	3,004,985
KEMET Corp. (a)	3,322	85,840
Lam Research Corp.	13,898	2,405,605
Medtronic PLC (b)	4,124	397,595
Micron Technology, Inc. (a)	69,085	3,628,344
National Instruments Corp.	7,130	340,457
NetApp, Inc.	3,369	292,463
NVIDIA Corp.	3,951	1,108,967
ON Semiconductor Corp. (a)	65,000	1,387,100
Pure Storage, Inc. (a) - Class A	10,369	278,304
QUALCOMM, Inc.	14,594	1,002,754
Roper Technologies, Inc.	213	63,553
Rubicon Technology, Inc. (a)	610	5,575
Skyworks Solutions, Inc.	2,084	190,269
Square, Inc. - Class A (a)	26,862	2,381,048
Teradyne, Inc.	3,526	145,236
TTM Technologies, Inc. (a)	3,040	56,848
Western Digital Corp.	8,319	526,093
		43,255,254
Construction of Buildings - 0.72%
Dycom Industries, Inc. (a)	3,358	281,770
KB Home	1,575	39,139
LGI Homes, Inc. (a)	765	44,064
MDC Holdings, Inc.	29,602	938,383
NVR, Inc. (a)(c)	58	154,770
TRI Pointe Group, Inc. (a)	53,694	778,026
		2,236,152
Credit Intermediation and Related Activities - 1.28%
Altisource Portfolio Solutions SA (a)(b)(c)	29,436	1,064,111
Ameriprise Financial, Inc.	9,150	1,298,934
LendingTree, Inc. (a)	155	39,269
Regional Management Corp. (a)	5,035	167,817
USA Technologies, Inc. (a)(c)	3,367	54,714
Wells Fargo & Co.	14,808	865,972
Western Union Co.	1,254	23,726
World Acceptance Corp. (a)	4,012	475,863
		3,990,406

Data Processing, Hosting and Related Services - 1.92%
Limelight Networks, Inc. (a)	96,218	487,825
Visa, Inc.	37,492	5,507,200
		5,995,025
Educational Services - 0.58%
ITT Educational Services, Inc. (a)	3,750	1
Strategic Education, Inc.	13,029	1,808,034
		1,808,035
Electrical Equipment, Appliance, and Component Manufacturing - 0.02%
AO Smith Corp.	914	53,085

Electronics and Appliance Stores - 0.16%
Aaron's, Inc.	9,884	491,432

Food and Beverage Stores - 0.03%
GrubHub, Inc. (a)	683	98,427

Food Manufacturing - 0.19%
Bunge Ltd. (b)	6,298	409,244
Farmer Brothers Co. (a)	4,694	136,126
Ingredion, Inc.	323	32,646
		578,016
Food Services and Drinking Places - 0.92%
Cracker Barrel Old Country Store, Inc. (c)	3,709	552,975
Darden Restaurants, Inc.	16,380	1,900,735
McDonald's Corp.	801	129,946
Wayfair, Inc. - Class A (a)(c)	2,070	279,802
		2,863,458
Furniture and Related Product Manufacturing - 0.20%
Herman Miller, Inc.	7,630	292,229
Kimball International, Inc. - Class B	15,659	273,563
Sleep Number Corp. (a)	1,476	49,741
		615,533
General Merchandise Stores - 4.15%
Burlington Stores, Inc. (a)	50,547	8,500,994
Dollar General Corp.	26,783	2,885,333
Wal-Mart, Inc.	16,460	1,577,856
		12,964,183
Health and Personal Care Stores - 0.42%
Express Scripts Holding Co. (a)	10,163	894,547
McKesson Corp.	3,198	411,743
		1,306,290
Heavy and Civil Engineering Construction - 0.04%
Orion Group Holdings, Inc. (a)	15,504	133,644

Insurance Carriers and Related Activities - 4.95%
Aetna, Inc.	1,285	257,347
Anthem, Inc.	29,812	7,892,131
Cigna Corp.	5,320	1,001,969
Hanover Insurance Group, Inc.	1,761	215,705
Humana, Inc.	6,190	2,062,879
Lincoln National Corp.	23,256	1,525,129
Prudential Financial, Inc.	7,525	739,331
Travelers Companies, Inc.	72	9,475
Universal Insurance Holdings, Inc.	39,649	1,768,345
		15,472,311
Leather and Allied Product Manufacturing - 0.19%
NIKE, Inc. - Class B	4,000	328,800
Skechers USA, Inc. - Class A (a)	8,975	264,583
Tapestry, Inc.	208	10,544
		603,927
Machinery Manufacturing - 0.89%
Applied Materials, Inc.	31,247	1,344,246
Caterpillar, Inc.	1,008	139,960
Cummins, Inc.	4,156	589,321

Deere & Co.	261	37,532
Ingersoll-Rand PLC (b)	1,641	166,217
Solaris Oilfield Infrastructure, Inc. - Class A (a)	29,164	502,204
		2,779,480
Management of Companies and Enterprises - 0.01%
EchoStar Corp. - Class A (a)	470	22,560

Merchant Wholesalers, Durable Goods - 2.33%
3M Co.	6,653	1,403,251
American Axle & Manufacturing Holdings, Inc. (a)	1,942	34,393
Arrow Electronics, Inc. (a)	17,635	1,367,242
Builders FirstSource, Inc. (a)	5,697	88,987
Honeywell International, Inc.	491	78,098
Huntington Ingalls Industries, Inc.	17,422	4,259,156
KLA-Tencor Corp.	391	45,438
		7,276,565
Merchant Wholesalers, Nondurable Goods - 3.54%
Central Garden & Pet Co. - Class A (a)	157,350	5,716,526
Herbalife Nutrition Ltd. (a)(b)	82,792	4,685,199
Nu Skin Enterprises, Inc. - Class A	7,389	588,164
Univar, Inc. (a)	2,178	60,592
US Foods Holding Corp. (a)	430	14,014
		11,064,495
Mining (except Oil and Gas) - 0.04%
Martin Marietta Materials, Inc.	651	129,367

Miscellaneous Manufacturing - 3.14%
ABIOMED, Inc. (a)	12,426	5,052,163
Align Technology, Inc. (a)	199	76,911
Becton Dickinson & Co.	940	246,158
Brady Corp. - Class A	6,646	268,831
Estee Lauder Companies, Inc. - Class A	6,300	882,756
Intuitive Surgical, Inc. (a)	1,980	1,108,800
Stryker Corp.	4,800	813,264
Zimmer Biomet Holdings, Inc.	10,894	1,346,825
		9,795,708
Motion Picture and Sound Recording Industries - 1.10%
NetFlix, Inc. (a)	9,360	3,441,485

Motor Vehicle and Parts Dealers - 0.04%
Lithia Motors, Inc. - Class A	1,530	132,192

Nonmetallic Mineral Product Manufacturing - 0.34%
GMS, Inc. (a)	42,336	1,052,050

Nonstore Retailers - 3.50%
Amazon.com, Inc. (a)	5,342	10,751,897
Nutrisystem, Inc.	371	13,727
Systemax, Inc.	4,232	154,468
		10,920,092
Oil and Gas Extraction - 0.30%
Evolution Petroleum Corp.	82,073	824,834
Parsley Energy, Inc. (a) - Class A	3,717	103,221
		928,055
Other Information Services - 3.79%
Brightcove, Inc. (a)	4,322	35,440
Chegg, Inc. (a)	71,560	2,317,113
Facebook, Inc. - Class A (a)	30,916	5,432,869
Travelzoo (a)	6,977	86,515
Twitter, Inc. (a)	25,000	879,500
Yelp, Inc. (a)	65,243	3,074,250
		11,825,687
Paper Manufacturing - 0.14%
International Paper Co.	5,915	302,493
Veritiv Corp. (a)(c)	113	5,396
Verso Corp. (a) - Class A	4,165	130,739
		438,628

Performing Arts, Spectator Sports, and Related Industries - 2.33%
Boyd Gaming Corp.	2,079	75,717
Electronic Arts, Inc. (a)	63,624	7,215,598
		7,291,315
Personal and Laundry Services - 0.06%
Weight Watchers International, Inc. (a)	2,691	201,556

Plastics and Rubber Products Manufacturing - 0.00%
Goodyear Tire & Rubber Co.	369	8,373

Primary Metal Manufacturing - 0.12%
Global Brass & Copper Holdings, Inc.	1,779	68,580
Olympic Steel, Inc. (c)	13,289	292,890
		361,470
Printing and Related Support Activities - 0.02%
Deluxe Corp.	768	45,481
Multi-Color Corp. (c)	392	24,206
		69,687
Professional, Scientific, and Technical Services - 7.54%
Accenture PLC - Class A (b)	2,481	419,463
Amgen, Inc.	3,682	735,701
CACI International, Inc. - Class A (a)	4,293	837,135
Cognizant Technology Solutions Corp. - Class A	2,040	159,997
eBay, Inc. (a)	25,931	897,472
Ebix, Inc.	38,604	3,074,809
Groupon, Inc. (a)	315,965	1,349,171
Hackett Group, Inc.	33,659	689,000
Hamilton Lane, Inc. - Class A	13,435	655,359
Insperity, Inc.	29,758	3,566,496
Itron, Inc. (a)	363	24,103
LivePerson, Inc. (a)	33,937	912,905
Luminex Corp.	7,857	221,646
Okta, Inc. (a)	8,323	514,611
Quotient Technology, Inc. (a)(c)	39,778	594,681
SYNNEX Corp.	1,130	109,576
Trade Desk, Inc. - Class A (a)	224	31,781
VMware, Inc. (a) - Class A	57,208	8,767,698
		23,561,604
Publishing Industries (except Internet) - 8.57%
Activision Blizzard, Inc.	25,994	1,874,167
Adobe Systems, Inc. (a)	7,622	2,008,473
Citrix Systems, Inc. (a)	1,323	150,848
DXC Technology Co.	16,850	1,534,867
EPAM Systems, Inc. (a)	1,225	175,089
ePlus, Inc. (a)	26,824	2,780,308
InterActiveCorp (a)	22,322	4,401,898
LogMeIn, Inc.	227	19,511
Microsoft Corp.	104,806	11,772,858
Mitek Systems, Inc. (a)	22,955	166,424
News Corp. - Class A	10,508	137,340
Oracle Corp.	32,509	1,579,287
Twenty-First Century Fox, Inc. - Class B	3,908	175,469
		26,776,539
Rental and Leasing Services - 0.67%
Aircastle Ltd. (b)	22,939	479,884
CAI International, Inc. (a)	1,468	39,621
Enova International, Inc. (a)	7,680	254,976
Triton International Ltd. (b)	12,826	484,566
United Rentals, Inc. (a)	5,362	835,775
		2,094,822
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.25%
BlackRock, Inc.	143	68,506
Legg Mason, Inc.	17,747	553,706
Morningstar, Inc.	4,569	650,260
S&P Global, Inc.	6,451	1,335,680
Yum China Holdings, Inc.	33,790	1,306,997
		3,915,149

Social Assistance - 0.18%
Care.com, Inc. (a)	28,707	557,777

Specialty Trade Contractors - 0.49%
Comfort Systems USA, Inc.	763	43,796
Quanta Services, Inc. (a)	42,644	1,475,056
		1,518,852
Sporting Goods, Hobby, Musical Instrument, and Book Stores - 0.00%
Michaels Companies, Inc. (a)	416	7,068

Support Activities for Transportation - 0.06%
Expeditors International of Washington, Inc.	2,650	194,192

Telecommunications - 0.22%
ARC Group Worldwide, Inc. (a)	3,202	6,084
Argan, Inc.	706	28,099
AT&T, Inc.	8,113	259,129
Vonage Holdings Corp. (a)	27,701	392,800
		686,112
Transportation Equipment Manufacturing - 3.37%
Boeing Co.	10,755	3,686,706
BorgWarner, Inc.	354	15,495
Commercial Vehicle Group, Inc. (a)	8,111	79,163
Lawson Products, Inc. (a)	3,160	106,492
Lear Corp.	38,679	6,273,734
Marine Products Corp.	11,215	220,263
MCBC Holdings, Inc. (a)	2,059	56,767
Meritor, Inc. (a)	2,416	52,330
Spartan Motors, Inc.	3,035	43,856
		10,534,806
Truck Transportation - 0.00%
YRC Worldwide, Inc. (a)	1,440	13,781

Utilities - 0.01%
Ormat Technologies, Inc.	629	33,117

Total Common Stocks (Cost $157,168,990)		311,636,023

RIGHTS - 0.00%
Newstar Financial, Inc. CVR (a)(d)(e)	4,036	2,341
Total Rights (Cost $0)		2,341

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.23%
Money Market Fund - 1.23%
First American Government Obligations Fund - Class Y, 1.510% (f)	3,848,304	3,848,304
Total Investments Purchased with Proceeds from Securities Lending (Cost 3,848,304)		3,848,304

SHORT-TERM INVESTMENTS - 0.03%
Money Market Fund - 0.03%
First American Treasury Obligations Fund - Class X, 1.854% (f)	88,624	88,624
Total Short-Term Investments (Cost $88,624)		88,624

Total Investments (Cost $161,105,918) - 101.05%		315,575,292
Liabilities in Excess of Other Assets - (1.05)%		(3,267,235)
TOTAL NET ASSETS - 100.00%		$312,308,057

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or portion of this security is out on loan as of August 31, 2018. Total value of securities out on loan is $3,746,471.
(d)	Illiquid security. The total market value of this security was $2,341, representing 0.00% of net assets.
(e)	Fair valued security. Value determined using significant unobservable inputs.
(f)	Seven day yield as of August 31, 2018.

Abbreviations:
Ltd.	Limited is a term indicating a company is incorporated and shareholder have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.

Gerstein Fisher Multi-Factor® International Growth Equity Fund
Schedule of Investments
August 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.92%
Australia - 9.20%
AGL Energy Ltd.	17,405	$260,190
Alumina Ltd.	11,746	24,307
Bank of Queensland Ltd.	9,743	80,639
BHP Billiton Ltd.	11,739	282,000
BlueScope Steel Ltd.	60,404	751,844
Caltex Australia Ltd.	9,679	210,328
CIMIC Group Ltd.	49,568	1,758,025
Cochlear Ltd.	11,870	1,845,753
CSL Ltd.	9,077	1,488,056
Flight Centre Travel Group Ltd.	7,067	296,752
Fortescue Metals Group Ltd.	408,308	1,125,105
Insurance Australia Group Ltd.	200,000	1,111,512
Macquarie Group Ltd.	3,822	357,485
Medibank Private Ltd.	336,795	736,960
Newcrest Mining Ltd.	34,673	480,988
Qantas Airways Ltd.	408,164	1,889,544
Rio Tinto Ltd.	27,621	1,443,318
Sonic Healthcare Ltd.	6,174	116,550
South32 Ltd.	435,897	1,090,239
TPG Telecom Ltd.	110,717	688,180
Treasury Wine Estates Ltd.	399,089	5,609,856
Wesfarmers Ltd.	608	22,559
Woolworths Group Ltd.	390	7,961
		21,678,151
Austria - 0.05%
ANDRITZ AG	2,165	128,278

Belgium - 2.36%
Colruyt SA	44,261	2,631,147
Groupe Bruxelles Lambert SA	3,330	349,547
KBC Group NV	4,675	332,392
UCB SA	7,562	692,222
Umicore SA	27,800	1,550,667
		5,555,975
Bermuda - 0.92%
Jardine Strategic Holdings Ltd.	43,265	1,570,896
Shangri-La Asia Ltd.	385,186	594,498
		2,165,394
Cayman Islands - 1.82%
ASM Pacific Technology Ltd.	214,947	2,268,857
CK Asset Holdings Ltd.	9,220	65,754
WH Group Ltd. (a)	2,594,760	1,959,640
		4,294,251
Denmark - 3.86%
Coloplast A/S - Class B	10,733	1,150,894
DSV A/S	1,392	130,714
H Lundbeck A/S	18,000	1,060,023
Novo Nordisk A/S - Class B	119,073	5,861,509
Vestas Wind System A/S	2,212	155,146
William Demant Holding A/S (b)	18,000	733,787
		9,092,073

Finland - 1.36%
Elisa OYJ	4,616	197,499
Metso OYJ	757	26,586
Neste OYJ	29,115	2,527,846
Stora Enso OYJ - Class R	2,458	45,748
Wartsila OYJ Abp	19,092	403,092
		3,200,771
France - 12.27%
Aeroports de Paris	1,840	404,834
Alstom SA	64,560	2,847,281
Arkema SA	31,202	3,914,212
Atos SE	30,428	3,653,894
Bouygues SA	26,148	1,155,852
Capgemini SE	8,786	1,132,486
Credit Agricole SA	156,912	2,146,960
Dassault Systemes SE	8,374	1,358,948
Eiffage SA	8,399	946,224
Essilor International Cie Generale d'Optique SA	1,617	233,648
Eurazeo SA	9,101	691,873
Ipsen SA	1,500	267,305
Kering SA	626	340,967
Legrand SA	1,384	104,276
L'Oreal SA	1,861	445,536
LVMH Moet Hennessy Louis Vuitton SE	6,226	2,182,538
Pernod Ricard SA	2,332	368,105
Peugeot SA	115,263	3,176,008
Remy Cointreau SA	9,168	1,283,574
Safran SA	3,830	497,666
Societe BIC SA	5,722	529,686
Thales SA	3,776	532,226
Ubisoft Entertainment SA (b)	6,218	669,915
Veolia Environnement SA	984	20,728
		28,904,742
Germany - 9.84%
Adidas AG	8,604	2,146,957
Axel Springer SE	1,647	119,652
Bayer AG	36,127	3,371,538
Commerzbank AG (b)	43,588	412,287
Continental AG	1,338	245,301
Covestro AG (a)	31,769	2,704,865
Daimler AG	564	36,474
Deutsche Boerse AG	938	129,443
Deutsche Lufthansa AG	80,461	2,102,256
Deutsche Post AG	53,987	1,963,365
Deutsche Wohnen SE	7,228	365,402
Fresenius Medical Care AG & Co. KGaA	1,091	110,421
Fresenius SE & Co. KGaA	659	50,328
Henkel AG & Co. KGaA	5,764	643,182
HUGO BOSS AG	13,395	1,069,698
Infineon Technologies AG	105,569	2,684,532
Kabel Deutschland Holding AG	7,275	895,114
Porsche Automobil Holding SE - Preference Shares	5,343	338,049
Puma SE	509	278,843
RWE AG	71,647	1,817,182
SAP AG	12,782	1,534,455
United Internet AG	1,250	65,777
Volkswagen AG - Preference Shares	634	103,639
		23,188,760

Hong Kong - 0.99%
AIA Group Ltd.	135,734	1,171,962
HKT Trust & HKT Ltd.	582,000	752,034
Techtronic Industries Co. Ltd.	65,575	401,469
		2,325,465
Ireland - 0.40%
CRH PLC	9,100	301,886
James Hardie Industries PLC	24,488	372,849
Kerry Group PLC - Class A	2,339	266,749
		941,484
Israel - 0.59%
Bank Leumi Le-Israel BM	4,909	32,976
Mizrahi Tefahot Bank Ltd.	56,633	1,022,083
Nice Ltd. (b)	1,147	132,428
Taro Pharmaceutical Industries Ltd. (b)	2,000	211,280
		1,398,767
Italy - 0.32%
Moncler SpA	16,518	747,444
Rizzoli Corriere Della Sera Mediagroup SpA (b)	14,241	16,084
Saipem SpA (b)	131	701
		764,229
Japan - 12.61%
AGC, Inc.	23,562	942,593
Astellas Pharma, Inc.	1,129	19,141
Bandai Namco Holdings, Inc.	10,000	387,554
Calbee, Inc.	1,904	60,564
Daiichi Sankyo Co. Ltd.	12,888	503,178
Fujitsu Ltd.	46,077	336,907
Hakuhodo DY Holdings, Inc.	7,400	124,851
Hitachi Construction Machinery Co. Ltd.	21,672	647,743
Hitachi High-Technologies Corp.	12,086	474,157
ITOCHU Corp.	110,730	1,934,880
Kaneka Corp.	45,956	419,442
Keisei Electric Railway Co. Ltd.	2,104	70,566
Konami Holdings Corp.	25,343	1,060,050
Kose Corp.	12,518	2,308,111
Kuraray Co. Ltd.	15,000	217,391
MEIJI Holdings Co. Ltd.	13,828	918,100
MINEBEA MITSUMI, Inc.	1,554	29,145
Mitsubishi Tanabe Pharma Corp.	2,864	47,769
Mitsui Chemicals, Inc.	21,810	563,683
Nabtesco Corp.	577	15,039
Nagoya Railroad Co. Ltd.	707	16,109
Nexon Co. Ltd. (b)	1,342	16,842
NGK Spark Plug Co. Ltd.	1,795	51,030
NH Foods Ltd.	1	18
Nisshin Seifun Group, Inc.	59,513	1,190,322
Nissin Foods Holdings Co. Ltd.	1,237	78,885
Nitori Holdings Co. Ltd.	13,041	1,978,702
Omron Corp.	11,015	493,229
Otsuka Holdings Co. Ltd.	22,570	1,058,871
Panasonic Corp.	65,943	785,548
Pola Orbis Holdings, Inc.	57,046	2,010,405
Ryohin Keikaku Co. Ltd.	68	20,192
Shimizu Corp.	11,544	100,874

Shionogi & Co. Ltd.	6,447	374,686
Shiseido Co. Ltd.	42,287	2,977,021
SoftBank Group Corp.	4,509	417,476
Stanley Electric Co. Ltd.	15,000	518,825
Start Today Co. Ltd.	23,351	803,488
Subaru Corp.	38	1,129
Sumitomo Dainippon Pharma Co. Ltd.	81,677	1,738,015
Tokyo Electron Ltd.	3,809	648,482
Tosoh Corp.	20,895	327,848
Unicharm Corp.	15,955	521,542
Yamaha Corp.	919	43,866
Yamazaki Baking Co. Ltd.	52,539	1,022,114
Yaskawa Electric Corp.	16,580	556,660
Yokogawa Electric Corp.	42,853	878,636
		29,711,679
Jersey - 0.29%
Ferguson PLC	5,524	443,307
Glencore PLC (b)	58,027	236,405
		679,712
Luxembourg - 0.32%
ArcelorMittal	25,000	754,029
Tenaris SA	636	10,673
		764,702
Netherlands - 9.62%
AerCap Holdings NV (b)	16,666	949,462
Airbus SE	3,828	472,532
Akzo Nobel NV	18,415	1,723,121
Ferrari NV	3,156	413,202
Fiat Chrysler Automobiles NV (b)	142,886	2,419,037
Heineken Holding NV	16,716	1,594,935
Heineken NV	9,443	934,176
ING Groep NV	92,356	1,254,547
Koninklijke Ahold Delhaize NV	97,631	2,378,238
Koninklijke DSM NV	4,688	492,668
Koninklijke Philips NV	48,718	2,176,830
Koninklijke Vopak NV	7,000	361,325
NN Group NV	74,158	3,183,481
Randstad NV	1,208	75,794
RELX NV	59,353	1,316,212
STMicroelectronics NV	63,158	1,303,116
Unilever NV	17,005	977,813
Wolters Kluwer NV	10,031	636,401
		22,662,890
New Zealand - 0.39%
a2 Milk Co. Ltd. (b)	71,738	598,827
Fisher & Paykel Healthcare Corp Ltd.	11,589	125,687
Mercury NZ Ltd.	10,033	21,801
Spark New Zealand Ltd.	66,637	175,936
		922,251
Norway - 0.75%
Equinor ASA	21,276	545,734
Norsk Hydro ASA	59,451	327,796
Orkla ASA	109,452	900,204
		1,773,734
Portugal - 0.23%
Banco Espirito Santo SA (b)(c)	36,955	0
Galp Energia SGPS SA	26,371	535,216
		535,216

Singapore - 1.09%
ComfortDelGro Corp. Ltd.	916,785	1,528,424
Fraser & Neave Ltd.	14,289	19,913
Genting Singapore Ltd.	656,981	512,163
Singapore Airlines Ltd.	22,715	162,148
Wilmar International Ltd.	149,282	348,047
		2,570,695
Spain - 2.34%
Aena SME SA (a)	3,690	652,607
Amadeus IT Group SA	20,437	1,895,190
CaixaBank SA	169,712	756,510
Ferrovial SA	716	15,461
Industria de Diseno Textil SA	7,116	215,036
International Consolidated Airlines Group SA	77,977	699,916
Red Electrica Corp SA	60,831	1,275,114
		5,509,834
Sweden - 5.54%
Atlas Copco AB - Class A	556	15,850
Atlas Copco AB - Class B	623	16,477
Boliden AB	70,337	1,841,900
Electrolux AB - Class B	21,625	482,531
Epiroc AB - Class A (b)	556	5,776
Epiroc AB - Class B (b)	623	5,958
Essity AB - Class B	5,840	151,358
Holmen AB - Class B	606	15,599
Industrivarden AB - Class C	21,170	452,350
Investor AB - Class B	49,404	2,230,414
Lundin Petroleum AB	37,711	1,310,910
Sandvik AB	31,528	551,886
Svenska Cellulosa AB SCA - Class B	32,519	378,561
Swedish Match AB	83,579	4,468,011
Volvo AB - Class B	65,522	1,128,741
		13,056,322
Switzerland - 9.99%
ABB Ltd.	29,681	699,037
Adecco Group AG	26,696	1,633,989
Chocoladefabriken Lindt & Spruengli AG - Participation Certificate	36	268,098
Cie Financiere Richemont SA	2,902	256,250
Coca-Cola HBC AG (b)	4,221	144,527
EMS-Chemie Holding AG	3,010	1,900,999
Idorsia Ltd. (b)	13,692	346,240
Kuehne + Nagel International AG	5,000	807,215
Lonza Group AG (b)	14,259	4,589,632
Nestle SA	33,128	2,777,026
Novartis AG	8,912	739,359
Roche Holding AG	4,027	998,509
SGS SA	369	971,330
Sika AG	10,140	1,501,797
Sonova Holding AG	267	50,641
Straumann Holding AG	718	572,009
Swatch Group AG	281	22,754
Swatch Group AG - Bearer Shares	2,196	935,458
Swiss Re AG	19,247	1,731,660
Temenos AG (b)	4,074	735,319
UBS Group AG (b)	3,540	55,259
Vifor Pharma AG	9,836	1,811,357
		23,548,465

United Kingdom - 10.76%
3i Group PLC	227,186	2,645,383
Anglo American PLC	42,959	862,664
Antofagasta PLC	35,885	375,895
Ashtead Group PLC	72,281	2,218,048
Auto Trader Group PLC (a)	129,378	754,327
Barclays PLC	53,000	121,408
Berkeley Group Holdings PLC	41,635	1,969,376
Burberry Group PLC	68,503	1,990,903
Carnival PLC	74,042	4,453,240
Compass Group PLC	49,631	1,068,614
Croda International PLC	1,316	87,094
Hargreaves Lansdown PLC	1,004	28,677
IMI PLC	45,058	707,467
InterContinental Hotels Group PLC	4,059	250,657
Intertek Group PLC	1,145	76,323
ITV PLC	41,951	87,761
Kingfisher PLC	2,816	10,011
London Stock Exchange Group PLC	6,424	385,684
Melrose Industries PLC	11,284	32,658
Mondi PLC	18,998	529,401
Next PLC	4,377	312,512
Persimmon PLC	26,733	845,748
RELX PLC	62,365	1,385,160
Rio Tinto PLC	1,017	48,300
Royal Mail PLC	10,104	58,757
Sage Group PLC	64,982	502,646
Smiths Group PLC	38,370	803,361
Tate & Lyle PLC	5,289	46,040
Taylor Wimpey PLC	513,934	1,117,959
Unilever PLC	26,951	1,535,791
Weir Group PLC	1,736	42,239
		25,354,104
United States - 0.01%
Ball Corp.	540	22,318
Total Common Stocks (Cost $188,516,722)		230,750,262

REAL ESTATE INVESTMENT TRUSTS - 0.10%
United Kingdom - 0.10%
Segro PLC	28,299	241,954
Total Real Estate Investment Trusts (Cost $251,571)		241,954

SHORT-TERM INVESTMENTS - 0.51%
Money Market Fund - 0.51%
First American Treasury Obligations Fund - Class X, 1.854% (d)	1,198,145	1,198,145
Total Short-Term Investments (Cost $1,198,145)		1,198,145

Total Investments (Cost $189,966,438) - 98.53%		232,190,361
Other Assets in Excess of Liabilities - 1.47%		3,459,501
TOTAL NET ASSETS - 100.00%		$235,649,862

Percentages are stated as a percent of net assets.

(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid and the aggregate value, $6,071,439, represents 2.58% of net assets.
(b)	Non-income producing security.
(c)	Illiquid security. The total market value of this security was $0, representing 0.00% of net assets.
(d)	Seven day yield as of August 31, 2018.

Abbreviations:
A/S	Aktieselskap is the Danish term for a stock company, which signifies that shareholders have limited liability.
AB	Aktiebolag is the Swedish term for stock company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
ASA	Allmennaksjeselskap is a Norwegian term which signifies that the company is listed in the stock-exchange.
BM	An abbreviation that refers to a limited liability company.
KGaA	Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtiö is the Finnish term for publicly-traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreciation used by many countries to signify a stock company whereby shareholders have limited liability.
SE	Societas Europaea is a term for a European Public Limited Liability Company.
SGPS	Sociedade gestora de participacoes socialis is a Portugese term for a holding enterprise.
SpA	Società per Azioni is the Italian term for a limited share company.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Schedule of Investments
August 31, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS - 19.18%
Australia - 0.06%
Gateway Lifestyle	59,553	$95,806
OneMarket Ltd. (a)	3,750	2,844
		98,650
Bermuda - 1.82%
Brookfield Business Partners LP	1,218	52,575
Brookfield Property Partners LP - Toronto Exchange	11,933	238,477
Brookfield Property Partners LP - Nasdaq Exchange	14,205	283,807
Gemdale Properties & Investment Corp Ltd.	6,650,633	636,264
HKC Holdings Ltd.	26,889	22,704
Hongkong Land Holdings Ltd.	95,518	661,188
Kerry Properties Ltd.	166,652	631,998
Road King Infrastructure Ltd.	102,828	174,709
Sinolink Worldwide Holdings Ltd. (a)	1,250,000	113,205
		2,814,927
Brazil - 0.20%
BR Malls Participacoes SA (a)	51,271	114,800
Construtora Tenda SA (a)	19,815	143,464
Direcional Engenharia SA (a)	27,778	46,034
		304,298
Cayman Islands - 3.22%
Agile Group Holdings Ltd.	614,965	1,005,825
China Resources Land Ltd.	282,000	983,688
Jiayuan International Group Ltd.	142,000	283,756
Kaisa Group Holdings Ltd. (a)	760,795	283,439
Longfor Group Holdings Ltd.	645,877	1,796,524
Powerlong Real Estate Holdings Ltd.	280,000	143,204
Sunac China Holdings Ltd.	62,915	206,455
Yuzhou Properties Co. Ltd.	516,427	274,811
		4,977,702
Germany - 1.95%
ADLER Real Estate AG	19,778	361,294
Deutsche EuroShop AG	8,000	273,223
Deutsche Wohnen SE	19,502	985,897
DIC Asset AG	2,758	31,756
TAG Immobilien AG	12,756	313,729
TLG Immobilien AG	16,263	439,201
Vonovia SE	11,678	599,020
		3,004,120
Hong Kong - 3.46%
China Jinmao Holdings Group Ltd.	1,297,023	612,400
Henderson Land Development Co. Ltd.	181,262	959,131
Hysan Development Co. Ltd.	176,056	903,398
Sino Land Co. Ltd.	568,033	963,040
Swire Properties Ltd.	25,983	102,151
Wheelock & Co. Ltd.	287,669	1,806,300
		5,346,420
Indonesia - 0.06%
Bumi Serpong Damai Tbk PT (a)	384,000	31,322
Ciputra Development Tbk PT	387,000	22,214
Pakuwon Jati Tbk PT	900,000	31,469
		85,005
Israel - 0.16%
Azrieli Group Ltd.	4,750	246,689

Japan - 2.14%
Aeon Mall Co. Ltd.	45,943	768,049
Daikyo, Inc.	10,000	204,417
Heiwa Real Estate Co. Ltd.	11,000	190,584
Leopalace21 Corp.	110,000	583,360
Mitsubishi Estate Co. Ltd.	11,175	185,310
Mitsui Fudosan Co. Ltd.	59,874	1,369,967
		3,301,687
Jersey - 0.03%
Atrium Eurpopean Real Estate Ltd. (a)	10,533	46,949

Luxembourg - 1.03%
ADO Properties SA (b)	9,434	606,176
Aroundtown SA	88,888	792,502
Grand City Properties SA	6,770	184,737
		1,583,415
Malaysia - 0.04%
KLCCP Stapled Group	25,200	47,320
UOA Development Bhd	32,200	19,017
		66,337
Mexico - 0.09%
Corp Inmobiliaria Vesta SAB de CV	101,225	143,319

Netherlands - 0.09%
Eurocommercial Properties NV	3,788	146,193

New Zealand - 0.17%
Argosy Property Ltd.	110,786	79,566
Kiwi Property Group Ltd.	51,197	46,584
Precinct Properties New Zealand Ltd.	135,000	128,632
		254,782
Philippines - 0.54%
Megaworld Corp.	1,000,000	85,879
Robinsons Land Corp.	296,391	118,152
SM Prime Holdings, Inc.	860,876	628,341
		832,372
Singapore - 1.17%
CapitaLand Ltd.	57,661	144,128
City Developments Ltd.	55,520	375,437
United Industrial Corp. Ltd.	194,476	437,821
UOL Group Ltd.	95,221	479,341
Wing Tai Holdings Ltd.	253,010	372,283
		1,809,010
Sweden - 0.97%
Fabege AB	44,342	592,518
Hemfosa Fastigheter AB	18,134	246,706
Hufvudstaden AB	13,845	215,915
Kungsleden AB	56,411	441,095
		1,496,234
Switzerland - 0.43%
Allreal Holding AG (a)	887	146,606
PSP Swiss Property AG	3,221	319,881
Swiss Prime Site AG (a)	2,112	194,616
		661,103
Thailand - 0.21%
Central Pattana PLC	130,689	329,394

United Kingdom - 0.41%
Daejan Holdings PLC	8,322	628,865

United States - 0.93%
CBRE Group, Inc. (a)	541	26,406
Forestar Group, Inc. (a)(e)	10,712	275,298
FRP Holdings, Inc. (a)	915	59,750
HFF, Inc.	10,218	463,999

Jones Lang Lasalle, Inc.	600	91,512
Marcus & Millichap, Inc. (a)	1,465	53,341
RMR Group, Inc.	4,949	467,433
		1,437,739
Total Common Stocks (Cost $29,350,040)		29,615,210

REAL ESTATE INVESTMENT TRUSTS - 79.01%
Australia - 5.08%
Abacus Property Group	47,854	120,014
Astro Japan Property Group (c)(d)(f)	107,959	3,881
BWP Trust	159,811	371,762
Charter Hall Retail REIT	29,018	88,775
Dexus	239,366	1,847,935
Folkestone Education Trust	10,000	19,825
GDI Property Group	100,000	91,253
Goodman Group	81,156	625,081
GPT Group	172,846	642,938
Investa Office Fund	186,703	715,637
Scentre Group	511,885	1,515,511
Vicinity Centres	905,840	1,806,436
		7,849,048
Belgium - 0.42%
Befimmo SA	1,257	72,807
Cofinimmo SA	2,010	261,500
Warehouses De Pauw CVA	2,228	314,013
		648,320
Canada - 2.16%
Artis Real Estate Investment Trust	4,019	38,065
Boardwalk Real Estate Investment Trust	916	34,787
Canadian Apartment Properties REIT	14,919	529,996
Dream Global Real Estate Investment Trust	46,813	525,166
Dream Office Real Estate Investment Trust	8,524	158,461
Granite Real Estate Investment Trust	18,753	788,201
H&R Real Estate Investment Trust	2,795	43,499
Morguard Real Estate Investment Trust	40,675	388,672
RioCan Real Estate Investment Trust	9,656	186,905
Smart Centres Real Estate Investment Trust	25,255	598,960
WPT Industrial Real Estate Investment Trust	3,500	48,405
		3,341,117
France - 2.85%
Affine SA	25,318	477,260
Covivio	2,503	261,798
Gecina SA	12,643	2,173,631
Societe de la Tour Eiffel	2,148	121,516
Unibail-Rodamco-Westfield	5,159	1,083,431
Unibail-Rodamco-Westfield - CDI (a)	27,660	288,728
		4,406,364
Guernsey - 0.02%
Schroder Real Estate Investment Trust Ltd.	33,987	28,993

Hong Kong - 2.49%
Champion REIT	1,704,826	1,253,927
Link REIT	213,535	2,128,376
Prosperity REIT	1,156,950	462,899
		3,845,202
Ireland - 0.22%
Green REIT PLC	189,537	336,609

Italy - 0.07%
Immobiliare Grande Distribuzione SIIQ SpA	13,241	100,732

Japan - 6.19%
Activia Properties, Inc.	44	193,587
Advance Residence Investment Corp.	85	217,039
Comforia Residential REIT, Inc.	32	75,476
Daiwa House REIT Investment Corp.	219	507,898
Daiwa Office Investment Corp.	122	743,222
Frontier Real Estate Investment Corp.	11	44,291
Fukuoka REIT Corp.	43	65,921
Global One Real Estate Investment Corp.	480	488,122
GLP J-Reit	40	40,064
Hankyu REIT, Inc.	85	107,309
Heiwa Real Estate REIT, Inc.	80	77,416
Hulic REIT, Inc.	336	493,784
Japan Excellent, Inc.	54	70,454
Japan Hotel REIT Investment Corp.	2,150	1,628,984
Japan Logistics Fund, Inc.	101	192,047
Japan Rental Housing Investments, Inc.	93	75,324
Japan Retail Fund Investment Corp.	54	97,723
Kenedix Office Investment Corp.	240	1,490,216
Marimo Regional Revitalization REIT, Inc.	120	120,796
Mori Hills REIT Investment Corp.	127	160,810
Mori Trust Sogo REIT, Inc.	175	255,625
Nippon Accommodations Fund, Inc.	33	149,998
Nomura Real Estate Master Fund, Inc.	647	901,409
Ooedo Onsen Reit Investment Corp.	120	92,440
Orix JREIT, Inc.	242	377,668
Premier Investment Corp.	480	490,330
Sekisui House REIT, Inc.	282	183,119
Tokyu REIT, Inc.	100	138,419
United Urban Investment Corp.	48	75,742
		9,555,233
Malaysia - 0.05%
IGB Real Estate Investment Trust	108,000	45,501
Sunway Real Estate Investment Trust	64,000	26,805
		72,306
Mexico - 0.19%
Concentradora Fibra Danhos SA de CV	21,000	34,800
Fibra Uno Administracion SA de CV	100,000	130,854
Macquarie Mexico Real Estate Management SA de CV (a)	46,000	50,586
PLA Administradora Industrial S de RL de CV (a)	30,000	44,987
Prologis Property Mexico SA de CV	18,000	35,425
		296,652
Netherlands - 0.30%
Vastned Retail NV	10,386	427,997
Wereldhave NV	831	30,430
		458,427
New Zealand - 0.11%
Goodman Property Trust	164,543	162,260

Singapore - 2.69%
CapitaLand Commercial Trust	879,160	1,134,167
ESR-REIT	205,566	78,594
Fortune Real Estate Investment Trust	2,056,657	2,463,580
Mapletree Commercial Trust	108,937	129,367
Mapletree Industrial Trust	100,000	144,932
Mapletree Logistics Trust	62,139	57,942
Starhill Global REIT	171,918	87,006
Suntec Real Estate Investment Trust	44,263	60,299
		4,155,887
South Africa - 0.62%
Arrowhead Properties Ltd.	79,358	31,748
Fortress REIT Ltd. - Class A	79,360	89,050
Fortress REIT Ltd. - Class B	68,360	73,481
Hyprop Investments Ltd.	30,746	213,412
SA Corporate Real Estate Ltd.	1,056,595	314,829
Vukile Property Fund Ltd.	167,036	228,474
		950,994

Spain - 0.35%
Lar Espana Real Estate Socimi SA	8,340	86,974
Merlin Properties Socimi SA	32,962	459,673
		546,647
United Kingdom - 3.86%
Big Yellow Group PLC	76,904	940,895
British Land Co. PLC	84,662	698,260
Derwent London PLC	1,215	47,979
Hansteen Holdings PLC	151,384	196,065
Intu Properties PLC	67,630	138,563
Land Securities Group PLC	48,861	581,597
NewRiver REIT PLC	52,994	182,651
Segro PLC	91,539	782,651
Shaftesbury PLC	13,765	164,913
Tritax Big Box REIT PLC	518,033	1,014,488
UNITE Group PLC	16,700	192,229
Workspace Group PLC	73,358	1,013,401
		5,953,692
United States - 51.34%
Acadia Realty Trust	6,021	171,719
Agree Realty Corp.	42,793	2,442,197
Alexander & Baldwin, Inc.	11,361	266,643
Alexander's, Inc.	124	44,755
Alexandria Real Estate Equities, Inc.	1,532	196,632
American Assets Trust, Inc.	1,658	65,491
American Campus Communities, Inc.	12,011	503,621
American Homes 4 Rent	2,874	66,677
American Tower Corp.	728	108,559
Apartment Investment & Management Co.	32,989	1,444,918
Apple Hospitality REIT, Inc.	18,723	330,461
AvalonBay Communities, Inc.	17,084	3,131,326
Boston Properties, Inc.	452	58,963
Braemar Hotels & Resorts, Inc.	332	3,835
Brandywine Realty Trust	4,915	82,375
Camden Property Trust	20,656	1,963,559
CareTrust REIT, Inc.	66,851	1,233,401
Chesapeake Lodging Trust	16,337	537,651
Columbia Property Trust, Inc.	35,571	856,550
Community Healthcare Trust, Inc.	8,400	260,652
CoreSite Realty Corp.	17,123	1,994,316
Cousins Properties, Inc.	73,482	687,057
CubeSmart	26,694	815,502
CyrusOne, Inc.	1,299	86,981
DiamondRock Hospitality Co.	30,225	361,491
Digital Realty Trust, Inc.	18,506	2,299,926
Duke Realty Corp.	7,821	222,820
Easterly Government Properties, Inc.	7,989	161,777
EastGroup Properties, Inc.	3,186	309,902
Education Realty Trust, Inc. (a)	18,230	754,357
EPR Properties	17,597	1,234,958
Equinix, Inc.	1,692	737,932
Equity Commonwealth (a)	46,600	1,493,996
Equity LifeStyle Properties, Inc.	785	76,051
Equity Residential	22,395	1,517,261
Federal Realty Investment Trust	223	29,126
First Industrial Realty Trust, Inc.	9,846	319,601
Four Corners Property Trust, Inc.	37,047	998,046
Getty Realty Corp.	89,590	2,607,965
Government Properties Income Trust	2,461	41,616
Gramercy Property Trust	35,747	977,681
HCP, Inc.	1,380	37,301
Healthcare Realty Trust, Inc.	4,600	142,416

Healthcare Trust of America, Inc.	17,027	486,461
Highwoods Properties, Inc.	1,487	73,963
Host Hotels & Resorts, Inc.	90,267	1,943,449
Hudson Pacific Properties, Inc.	1,438	48,662
JBG SMITH Properties	19,646	735,939
Kilroy Realty Corp.	16,867	1,233,652
Kimco Realty Corp.	28,267	483,648
LaSalle Hotel Properties	61,367	2,154,595
Liberty Property Trust	27,098	1,185,538
Life Storage, Inc.	17,993	1,756,117
LTC Properties, Inc.	21,342	991,336
Macerich Co.	773	45,406
Mack-Cali Realty Corp.	29,803	650,898
MedEquities Realty Trust, Inc.	14,305	153,207
Mid-America Apartment Communities, Inc.	26,674	2,762,359
Monmouth Real Estate Investment Corp. - Class A	5,546	96,445
National Health Investors, Inc.	23,988	1,901,049
Paramount Group, Inc.	13,963	221,732
Park Hotels & Resorts, Inc.	45,472	1,521,038
Pennsylvania Real Estate Investment Trust (e)	60,850	620,670
Physicians Realty Trust	142,682	2,495,508
Piedmont Office Realty Trust, Inc.	103,468	2,052,805
PotlatchDeltic Corp.	5,244	253,285
Preferred Apartment Communities, Inc.	4,500	80,190
Prologis, Inc.	38,235	2,568,653
PS Business Parks, Inc.	9,510	1,240,389
Public Storage	6,637	1,410,894
QTS Realty Trust, Inc.	16,846	770,368
Rayonier, Inc.	14,528	506,010
Realty Income Corp.	991	58,043
Regency Centers Corp.	2,178	143,813
Retail Properties of America, Inc.	105,152	1,338,585
Rexford Industrial Realty, Inc.	65,701	2,135,283
RLJ Lodging Trust	11,443	250,716
Ryman Hospitality Properties, Inc.	5,387	477,989
SBA Communications Corp. (a)	153	23,750
Senior Housing Properties Trust	20,967	400,679
Seritage Growth Properties (e)	3,300	169,884
Simon Property Group, Inc.	18,680	3,419,000
SL Green Realty Corp.	8,933	932,605
Spirit MTA REIT	586	6,282
Spirit Realty Capital, Inc.	37,465	313,582
STORE Capital Corp.	9,181	264,505
Summit Hotel Properties, Inc.	43,751	600,701
Sunstone Hotel Investors, Inc.	43,739	733,940
Tanger Factory Outlet Centers, Inc.	2,662	64,048
Taubman Centers, Inc.	17,433	1,126,346
Terreno Realty Corp.	26,830	1,030,540
Tier REIT, Inc.	3,300	78,672
UDR, Inc.	14,766	590,197
Universal Health Realty Income Trust	2,686	204,808
Urban Edge Properties	8,432	192,756
Urstadt Biddle Properties, Inc.	12,389	281,850
Vornado Realty Trust	17,041	1,312,157
Washington Prime Group, Inc.	26,385	204,220
Washington Real Estate Investment Trust	12,255	386,768
Weingarten Realty Investors	1,731	53,540
WP Carey, Inc.	2,784	185,359
Xenia Hotels & Resorts, Inc.	6,100	147,986
		79,250,934
Total Real Estate Investment Trusts (Cost $107,875,242)		121,959,417

CLOSED-END FUNDS - 0.32%
Guernsey - 0.32%
F&C Commercial Property Trust Ltd.	48,091	92,489
Picton Property Income Ltd.	116,211	138,910
UK Commercial Property REIT Ltd.	223,466	259,682
		491,081
Total Closed-End Funds (Cost $517,435)		491,081

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.71%
Money Market Fund - 0.71%
First American Government Obligations Fund - Class Y, 1.510% (g)		1,098,280
Total Investments Purchased with Proceeds from Securities Lending (Cost 1,098,280)	1,098,280	1,098,280

LIQUIDATING TRUST - 0.01%
United States - 0.01%
Winthrop Realty Trust (a)(c)	9,590	15,440
Total Liquidating Trust (Cost $25,371)		15,440

SHORT-TERM INVESTMENTS - 0.79%
Money Market Fund - 0.79%
First American Treasury Obligations Fund - Class X, 1.854% (g)	1,211,903	1,211,903
Total Short-Term Investments (Cost $1,211,903)		1,211,903

Total Investments (Cost $140,078,271) - 100.02%		154,391,331
Liabilities in Excess of Other Assets - (0.02)%		(31,196)
TOTAL NET ASSETS - 100.00%		$154,360,135

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities issued pursuant to Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid and the aggregate value, $606,176, represents 0.39% of net assets.
(c)	Illiquid security. The total market value of these securities was $19,321, representing 0.01% of net assets.
(d)	Fair valued security. Value determined using significant unobservable inputs.
(e)	All or portion of this security is out on loan as of August 31, 2018. Total value of securities out on loan is $1,055,166.
(f)
Restricted security as to resale. As of report date, the Fund held a restricted security with a current value of $3,881, acquired January 14, 2014 with an original cost of $0, which was
0.00% of its net assets.

(g)	Seven day yield as of August 31, 2018.

Abbreviations:
AB	Aktiebolag is the Swedish term for stock company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
CVA	Commanditaire Vennootschap op Aandelen is a Belgium term for limited partnership with shares.
LP	Limited Partnership
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreciation used by many countries to signify a stock company whereby shareholders have limited liability.
SAB de CV	Sociedad Anonima de Capital Variable is a Spanish term for an SA with variable capital.
S de RL de CV
Sociedad De Responsabilidad Limitada De Capital Variable is a nonnegotiable stock limited liability corporation of two or more persons whose liabilities for acts of the corporation ar elimited to their capital contribution.

SE	Societas Europaea is a term for a European Public Limited Liability Company.
SIIQ	An Italian term for listed Real Estate Investment Company.
SpA	Società per Azioni is the Italian term for a limited share company.
Tbk PT	Perseroan Terbatas is an Indonesian term that refers to a Limited Liability Company. Tbk is added if the shares become publicly listed on the stock exchange.

Footnotes to the Schedules of Investments
August 31, 2018 (Unaudited)

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Valuation of Securities

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and ask prices on such day, or at the latest sale price on the Composite Market (defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the counter markets as published by an approved pricing service (“Pricing Service”)).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean between the closing bid and asked prices provided by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield method until maturity.

Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. All exchange traded funds ("ETFs") are valued at the last reported sales price on the exchange on which the security is principally traded.

Money market mutual funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

For foreign securities traded on foreign exchanges, the Trust has selected Interactive Data’s Fair Value Information Services (“FVIS”) to provide pricing data with respect to foreign security holdings held by the Funds. The use of this third-party pricing service is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of the Funds’ securities traded on those foreign exchanges. The Funds utilize a confidence interval when determining the use of the FVIS provided prices. The confidence interval is a measure of the historical relationship that each foreign exchange traded security has to movements in various indices and the price of the security’s corresponding American Depositary Receipt, if one exists. FVIS provides the confidence interval for each security for which it provides a price. If the FVIS provided price falls within the confidence interval the Funds will value the particular security at that price. If the FVIS provided price does not fall within the confidence interval the particular security will be valued at the preceding closing price on its respective foreign exchange, or if there were no transactions on such day, at the mean between the bid and asked prices. These securities would generally be categorized as Level 2 in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 hierarchy. The Advisor anticipates that the Funds’ portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

If market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the price of the security quoted or published by others or the value when trading resumes or realized upon sale.

The Funds have adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on valuation method.

Summary of Fair Value Exposure at August 31, 2018

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2018, in valuing the Funds' investments carried at fair value:

Gerstein Fisher Multi-Factor® Growth Equity Fund
Assets	Level 1	Level 2	Level 3 (1)	Total
Common Stock*	$311,636,023	$-	$-	$311,636,023
Rights	-	-	2,341	2,341
Investments Purchased with Proceeds from Securities Lending	3,848,304	-	-	3,848,304
Short-Term Investments	88,624	-	-	88,624

Total Investment in Securities	$315,572,951	$-	$2,341	$315,575,292

* For further information regarding security characteristics, please see the Schedules of Investments.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Category	Balance as of 11/30/2017	Acquisitions	Dispositions	Realized Gain (Loss)	Change in unrealized appreciation (depreciation)	Transfers into level 3	Balance as of 8/31/2018
Rights	$-	$-	$-	$-	$2,341	$2,341	$2,341
Total	$-	$-	$-	$-	$2,341	$2,341	$2,341

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of August 31, 2018:

	Fair Value August 31, 2018	Valuation Methodologies	Unobservable Input(1)	Impact to Valuation from an increase in Input(2)
Rights	$2,341	Last traded price and company-specific information	Market Assessment	Increase

(1) In determining certain inputs, management evaluates a variety of factors including economic conditions, foreign exchange rates, industry and market developments, market valuations of comparable companies and company specific developments including exit strategies and realization opportunities. Management has determined that market participants would take these inputs into account when valuing the investments.
(2) This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Gerstein Fisher Multi-Factor® International Growth Equity Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock*	$4,400,909	$226,349,353	$-	$230,750,262
Real Estate Investment Trusts*	-	241,954	-	241,954
Short-Term Investments	1,198,145	-	-	1,198,145
Total Investment in Securities	$5,599,054	$226,591,307	$-	$232,190,361

* For further information regarding security characteristics, please see the Schedules of Investments.

The Fund did not hold any investments during the period ended August 31, 2018 with significant unobervable inputs which would be classified as Level 3.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock*	$2,947,827	$26,667,383	$-	$29,615,210
Real Estate Investment Trusts*	85,733,193	36,222,343	3,881	121,959,417
Closed-End Funds	138,910	352,171	-	491,081
Investments Purchased with Proceeds from Securities Lending	1,098,280	-	-	1,098,280
Liquidating Trust	-	15,440	-	15,440
Short-Term Investments	1,211,903	-	-	1,211,903

Total Investment in Securities	$91,130,113	$63,257,337	$3,881	$154,391,331

* For further information regarding security characteristics, please see the Schedules of Investments.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Category	Balance as of 11/30/2017	Acquisitions	Dispositions	Realized Gain (Loss)	Change in unrealized appreciation (depreciation)	Transfers into level 3	Balance as of 8/31/2018
Real Estate Investment Trusts	$4,083	$-	$-	$-	$(202)	$-	$3,881
Total	$4,083	$-	$-	$-	$(202)		$3,881

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of August 31, 2018:

	Fair Value August 31, 2018	Valuation Methodologies	Unobservable Input(1)	Impact to Valuation from an increase in Input(2)
Real Estate Investment Trusts	$3,881	Last traded price and company-specific information	Liquidation Value	Increase

(1) In determining certain inputs, management evaluates a variety of factors including economic conditions, foreign exchange rates, industry and market developments, market valuations of comparable companies and company specific developments including exit strategies and realization opportunities. Management has determined that market participants would take these inputs into account when valuing the investments.
(2) This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Disclosures about Derivative Instruments and Hedging Activities

The Funds did not hold derivative instruments during the period ended August 31, 2018.

4.	Other

Investment transactions are recorded on the trade date. Realized gains and losses are evaluated on the basis of identified cost.
Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
John Buckel, President

Date        10/23/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date        10/23/2018

By (Signature and Title)* /s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date        10/23/2018

* Print the name and title of each signing officer under his or her signature.